STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
STOCK OPTIONS AND WARRANTS [Abstract]
Schedule of Transactions Involving Stock Options or Warrants

Transactions involving stock options or warrants issued to employees, consultants, officers and directors of the Company in 2013 are summarized as follows:

	Number of Shares	Weighted Average Price Per Share

Outstanding at December 31, 2011	5,050,000	$0.39
Granted	3,750,000	$0.153
Exercised	-	-
Cancelled or expired	-	-
Outstanding as of December 31, 2012	8,800,000	$0.289
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding as of December 31, 2012	8,800,000	$0.289

Schedule of Weighted-Average Assumptions Used
The weighted-average fair value of stock options or warrants granted to employees and consultants during the year ended December 31, 2012, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes option pricing model are as follows:

Significant assumptions (weighted-average):	$0.0153
Risk-free interest rate at grant date	0.15%
Expected stock price volatility	52%
Expected dividend payout	0%
Expected option life (in years)	5 years